UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08959
                                                     -----------
                      Advantage Advisers Wynstone Fund, LLC
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Steven Felsenthal, Esq.
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
              -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            -------------
                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.





                    ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

                        (FORMERLY WYNSTONE FUND, L.L.C.)

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                   (UNAUDITED)

                    ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                   (UNAUDITED)




                                    CONTENTS




  Statement of Assets, Liabilities and Members' Capital...............        1
  Statement of Operations.............................................        2
  Statement of Changes in Members' Capital - Net Assets...............        3
  Notes to Financial Statements.......................................        4
  Schedule of Portfolio Investments...................................       13
  Schedule of Securities Sold, Not Yet Purchased......................       16
  Schedule of Written Options.........................................       17
  Results of Special Meeting of Members...............................       19

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
                                                                     (UNAUDITED)

ASSETS

Investments in securities, at market (cost - $11,411)                     13,197
Cash and cash equivalents                                                 10,503
Due from broker                                                            2,056
Dividends receivable                                                          28
Interest receivable                                                            8
                                                                         -------

       TOTAL ASSETS                                                       25,792
                                                                         -------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $1,921)          1,925
Options written, at market (premiums - $256)                                 259
Withdrawals payable                                                        3,238
Payable for investment securities purchased                                  357
Dividends payable for securities sold, not yet purchased                      10
Administration fees payable                                                   19
Accrued expenses                                                              72
                                                                         -------

       TOTAL LIABILITIES                                                   5,880
                                                                         -------

             NET ASSETS                                                  $19,912
                                                                         =======

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                                $18,133
Net unrealized appreciation on investments                                 1,779
                                                                         -------

       MEMBERS' CAPITAL - NET ASSETS                                     $19,912
                                                                         =======

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                        SIX MONTHS ENDED
                                                                         JUNE 30, 2003
                                                                           (UNAUDITED)
INVESTMENT INCOME
    Dividends                                                                 $ 167
    Interest                                                                     77
                                                                              -----
                                                                                244
                                                                              -----
EXPENSES
       Administration fees                                                      111
       Professional fees                                                         56
       Accounting and investor servicing fees                                    44
       Custodian fees                                                            20
       Dividends on securities sold, not yet purchased                           20
       Board of Managers' fees and expenses                                      19
       Prime broker fees                                                         14
       Insurance expense                                                          2
       Miscellaneous                                                             13
                                                                              -----
          TOTAL EXPENSES                                                        299
                                                                              -----

       NET INVESTMENT LOSS                                                      (55)
                                                                              -----

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                    207
       Written options                                                          195
       Securities sold, not yet purchased                                      (183)
                                                                              -----

    NET REALIZED GAIN ON INVESTMENTS                                            219

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                        724
                                                                              -----

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       943
                                                                              -----

          INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES     $ 888
                                                                              =====

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (UNAUDITED) (IN THOUSANDS)


                                                                      SPECIAL
                                                                     ADVISORY
                                                                      MEMBER           MEMBERS              TOTAL
                                                                     ---------       ------------         ---------

MEMBERS' CAPITAL, DECEMBER 31, 2001                                    $   304         $   21,783         $  22,087

FROM INVESTMENT ACTIVITIES
        Net investment loss                                                 --                (44)              (44)
        Net realized gain on investments                                    --                 49                49
        Net change in unrealized appreciation on
               investments                                                  --               (339)             (339)
        Incentive allocation                                                18                (18)               --
                                                                     ---------       ------------       -----------
        INCREASE (DECREASE) IN MEMBERS' CAPITAL
             DERIVED FROM INVESTMENT ACTIVITIES                             18               (352)             (334)

MEMBERS' CAPITAL TRANSACTIONS
        Capital contributions                                               --              4,815             4,815
        Capital withdrawals                                               (322)            (5,884)           (6,206)
                                                                     ---------       ------------       -----------
        DECREASE IN MEMBERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS                            (322)            (1,069)           (1,391)

MEMBERS' CAPITAL, DECEMBER 31, 2002                                    $    --         $   20,362         $  20,362
                                                                     =========       ============       ===========

FROM INVESTMENT ACTIVITIES
        Net investment loss                                                 -                 (55)              (55)
        Net realized gain on investments                                    -                 219               219
        Net change in unrealized appreciation on
               investments                                                  -                 724               724
        Incentive allocation                                               14                 (14)               --
                                                                     ---------       ------------       -----------
        INCREASE IN MEMBERS' CAPITAL
             DERIVED FROM INVESTMENT ACTIVITIES                            14                 874               888

MEMBERS' CAPITAL TRANSACTIONS
        Capital contributions                                               -               1,900             1,900
        Capital withdrawals                                                 -              (3,238)           (3,238)
                                                                     ---------       ------------       -----------
        DECREASE IN MEMBERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS                              -              (1,338)           (1,338)

MEMBERS' CAPITAL, JUNE 30, 2003                                        $    14         $   19,898         $  19,912
                                                                     =========       ============       ===========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

NOTES TO THE FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Advantage Advisers Wynstone Fund, L.L.C. (the "Company") (formerly Wynstone Fund, L.L.C.) was organized as Wynstone Partners, L.P. (the "Partnership") under the Delaware Revised Uniform Limited Partnership Act on August 13, 1998. Effective July 1, 1999 the Limited Partners of record as of May 12, 1999 elected to approve the conversion of the Partnership to a Delaware limited liability company. The Company is registered under the Investment Company Act of 1940 as amended (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003.

         The Company's investment objective is to achieve capital appreciation. The Company pursues this objective by investing principally in equity securities of U.S. companies engaged in the financial services industry, but it may also invest up to 25% of the value of its total assets in the securities of foreign issuers, including depository receipts relating to foreign securities. Except during periods of adverse market conditions in the financial services industry or in the U.S. equity market generally, the Company will invest more than 25% of the value of its total assets in issuers engaged in the financial services industry. The Company's investments may include long and short positions in equity securities, fixed-income securities, and various derivatives, including options on securities and stock index options.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are six members of the Board of Managers and an investment adviser. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"), a subsidiary of Oppenheimer Asset Management, Inc. ("OAM") and an affiliate of Fahnestock & Co Inc. ("Fahnestock"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser, and KBW Asset Management Inc. ("KBWAM") is a non-managing member of the Adviser. Investment professionals employed by KBWAM manage the Company's investment portfolio on behalf of and under the supervision of the Adviser.

         On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management business of CIBC WM, including the Adviser. The acquisition of the U.S. brokerage business closed on January 3, 2003. Consummation of the acquisition of the Adviser constituted an assignment of the Company's then existing investment advisory agreement. The Board of Managers of the Company approved a new investment advisory agreement between the Company and the Adviser at a meeting held on January 24, 2003 and the Members approved the new investment advisory agreement at a special meeting of Members held on April 25, 2003. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     1.  ORGANIZATION (CONTINUED)

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

         B.  PORTFOLIO VALUATION

         The Company's securities are valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold, not yet purchased) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available,

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  PORTFOLIO VALUATION (CONTINUED)

         securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of the valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         C.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At June 30, 2003, $10,503,253 in cash equivalents was held at PNC Bank.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($43,786) and $49,079 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2002. This reclassification is a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Fahnestock provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Fahnestock. a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the six months ended June 30, 2003, neither CIBC WM nor Fahnestock earned brokerage commissions from portfolio transactions executed on behalf of the Company. Keefe, Bruyette & Woods, Inc., an affiliated broker of KBWAM, earned $6,111 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory account with respect to the allocation period. During the six months ended June 30, 2003, there was an Incentive Allocation credited to the Special Advisory Account in the amount of $14,441.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. One Manager is an "interested person" of the Company as defined by the Act. All

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2003, fees paid to the Board of Managers (including meeting fees and the annual retainer) and expenses totaled $32,212.

         PFPC Trust Company, (the "Custodian") serves as Custodian of the Company's assets.

     4.  SECURITIES TRANSACTIONS

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company   and   in   that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2003, amounted to $6,053,580, and $8,741,256, respectively.

         At June 30, 2003, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2003, accumulated net unrealized appreciation on investments was $1,778,650, consisting of $2,030,408 gross unrealized appreciation and $251,758 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, premiums from written options and excess cash held at the prime broker as of June 30, 2003.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 2003, and for the six months ended, the Company had no margin borrowings.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices.

         Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         For the period ended June 30, 2003, transactions in purchased options were as follows:


                                                               CALL OPTIONS
                                                               ------------
                                                          NUMBER OF
                                                          CONTRACTS     COST
                                                          ---------     ----


         Beginning balance                                        0         $0
         Options purchased                                       29      2,225
         Options closed                                         (29)    (2,225)
         Options expired                                          0          0
                                                          ---------  ---------
         Options outstanding at
              June 30, 2003                                       0          0
                                                          =========  =========

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the six months ended June 30, 2003, transactions in written options were as follows:


                                            CALL OPTIONS                  PUT OPTIONS
                                            ------------                  -----------
                                       NUMBER          AMOUNT          NUMBER         AMOUNT
                                    OF CONTRACTS     OF PREMIUM     OF CONTRACTS    OF PREMIUM
                                    ------------     ----------     ------------    ----------

         Beginning balance                 290       $   65,940              756    $  106,062
         Options written                 1,751          446,780            2,727       430,474
         Options closed                   (807)        (254,938)          (1,283)     (208,190)
         Options exercised                (485)         (96,415)            (485)      (64,682)
         Options expired                  (396)         (74,217)            (650)      (94,498)
                                      --------       ----------         --------    ----------
         Options outstanding at
                 June 30, 2003             353       $   87,150            1,065    $  169,166
                                      ========       ==========         ========    ==========

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:


                                        SIX MONTHS
                                           ENDED                                                                   NOVEMBER 16, 1998
                                          JUNE 30,     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     (COMMENCEMENT OF
                                           2003       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,      OPERATIONS) TO
                                        (UNAUDITED)       2002           2001          2000            1999        DECEMBER 31, 1998
                                        -----------       ----           ----          ----            ----        -----------------

   Net assets, end of period (000)        $19,912        $20,362        $22,087        $17,859        $12,362           $10,748
   Ratio of net investment income
        (loss) to average net assets       (0.51%)*       (0.18%)         0.27%         (0.52%)        (1.73%)           (8.39%)*
   Ratio of  expenses to average
        Net assets                          2.75%*         2.43%          2.48%          3.11%          3.86%            13.39%*
   Portfolio turnover                      44.41%         82.44%        122.19%         36.99%        201.05%            10.75%
   Total return**                           3.20%         (1.08%)         5.72%         29.04%         (5.58%)           (1.40%)

      *    Annualized.
     **    Total  return  assumes a purchase of an interest in the Company on the first day of the period and a sale of the interest on the last day of the period,  net of incentive  allocation to the Special Advisory  Member,  if any. Total return for a period of less than a full year is not annualized.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

NOTES TO THE FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

     8.  OTHER CAPITAL TRANSACTIONS

         Effective July 1, 2003, the Company received initial and additional capital contributions from Members of $100,000.

         Subsequent to June 30, 2003, the Adviser withdrew $14,441 representing the Incentive Allocation that was credited to the Special Advisory Account on June 30, 2003.

         Effective January 1, 2003, the Company received initial and additional capital contributions from Members of $786,600.

         Subsequent to December 31, 2002, the Adviser withdrew $103 representing the Incentive Allocation that was credited to the Special Advisory Account on December 31, 2002.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE

          COMMON STOCK - 65.07%
           COMMERCIAL BANKS - CENTRAL U.S. - 2.53%
  3,200     Cullen/Frost Bankers, Inc.                         (b)  $   102,720
  4,700     TCF Financial Corp.                                         187,248
  6,270     Texas Regional Bancshares, Inc., Class A                    213,619
                                                                    -----------
                                                                        503,587
                                                                    -----------

           COMMERCIAL BANKS - EASTERN U.S. - 3.81%
  5,600     Banknorth Group, Inc.                                       142,912
  7,309     M&T Bank Corp.                                     (b)      615,575
                                                                    -----------
                                                                        758,487
                                                                    -----------

           COMMERCIAL BANKS - SOUTHERN U.S. - 13.71%
 31,900     Compass Bancshares, Inc.                           (a)    1,107,887
  6,900     First Tennessee National Corp.                     (b)      302,979
 21,800     Hibernia Corp., Class A                                     395,888
 31,500     National Commerce Financial Corp.                  (a)      698,985
  8,300     SouthTrust Corp.                                            224,100
                                                                    -----------
                                                                      2,729,839
                                                                    -----------

           COMMERCIAL BANKS - WESTERN U.S. - 3.20%
  5,612     CVB Financial Corp.                                         108,592
 11,800     First Community Bancorp                                     367,807
  8,680     Umpqua Holdings Corp.                                       161,274
                                                                    -----------
                                                                        637,673
                                                                    -----------

           FINANCE - CREDIT CARD - 0.49%
  2,000     Capital One Financial Corp.                        (b)       98,360
                                                                    -----------

           FINANCE - INVESTMENT BANKER / BROKER - 0.68%
     27     Citigroup, Inc.                                    (b)        1,156
  1,600     Goldman Sachs Group, Inc.                          (b)      134,000
                                                                    -----------
                                                                        135,156
                                                                    -----------

           FINANCE - MORTGAGE LOAN / BANKER - 2.68%
  4,300     Countrywide Financial Corp.                        (b)      299,151
  4,600     Freddie Mac                                        (b)      233,542
                                                                    -----------
                                                                        532,693
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE

           COMMON STOCK (CONTINUED)
           INSURANCE BROKERS - 5.68%
 36,800     Willis Group Holdings Ltd.                         (a)  $ 1,131,600
                                                                    -----------

           INVESTMENT MANAGEMENT / ADVISORY SERVICES - 1.14%
  8,300     Federated Investors, Inc., Class B                          227,586
                                                                    -----------

           LIFE / HEALTH INSURANCE - 0.54%
  3,500     AFLAC, Inc.                                                 107,625
                                                                    -----------

           MULTI - LINE INSURANCE - 2.83%
  6,900     PartnerRe Ltd.                                              352,659
  6,000     SAFECO Corp.                                       (b)      211,740
                                                                    -----------
                                                                        564,399
                                                                    -----------

           PROPERTY / CASUALTY INSURANCE - 1.58%
  3,700     Chubb Corp.                                        (b)      222,000
  3,000     Fidelity National Financial, Inc.                            92,280
                                                                    -----------
                                                                        314,280
                                                                    -----------

           REINSURANCE - 4.26%
 11,100     Everest Re Group, Ltd.                                      849,150
                                                                    -----------

           S & L THRIFTS - EASTERN U.S. - 5.93%
 25,800     First Niagara Financial Group, Inc.                         359,136
  3,300     Independence Community Bank Corp.                            92,862
 25,066     New York Community Bancorp, Inc.                   (a)      729,170
                                                                    -----------
                                                                      1,181,168
                                                                    -----------

           S & L THRIFTS - WESTERN U.S. - 1.25%
  3,100     Golden West Financial Corp.                                 248,031
                                                                    -----------

           SUPER - REGIONAL BANKS - U.S. - 14.75%
 18,100     KeyCorp                                            (b)      457,387
 14,700     National City Corp.                                         480,837
  4,400     PNC Financial Services Group                       (b)      214,764
  8,754     SunTrust Banks, Inc.                               (b)      519,462
 10,580     U.S. Bancorp                                  (a)  (b)      259,210
  9,900     Wachovia Corp.                                     (b)      395,604
 12,100     Wells Fargo & Co.                                           609,839
                                                                    -----------
                                                                      2,937,103
                                                                    -----------
            TOTAL COMMON STOCK (COST $11,171,422)                   $12,956,737
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE

          PRIVATE PLACEMENT - 1.21%
           POOLED HYBRID SECURITY - 1.20%
240,000     Preferred Term Securities V, Ltd.                           240,000
                                                                    -----------

            TOTAL PRIVATE PLACEMENT (COST $240,000)                   $ 240,000
                                                                    -----------


            TOTAL INVESTMENTS (COST $11,411,422) - 66.28%           $13,196,737
                                                                    -----------

            OTHER ASSETS, LESS LIABILITIES - 33.72%*                  6,714,849
                                                                    -----------

            NET ASSETS - 100.00%                                    $19,911,586
                                                                    ===========


(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.
(b) Security held in connection with an open put or call option contract. *INCLUDES $10,503,253 INVESTED IN A PNC BANK MONEY MARKET ACCOUNT, WHICH IS
      52.75% OF NET ASSETS.


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003
 SHARES                                                             MARKET VALUE

          SECURITIES SOLD, NOT YET PURCHASED - (9.67%)
           COMMERCIAL BANKS - CENTRAL U.S. - (1.09%)
  7,300     Wintrust Financial Corp.                                $  (217,467)
                                                                    -----------

           COMMERCIAL BANKS - EASTERN U.S. - (3.24%)
  7,900     Commerce Bancorp, Inc.                                     (293,090)
 13,390     Valley National Bancorp                                    (352,826)
                                                                    -----------
                                                                       (645,916)
                                                                    -----------

           COMMERCIAL BANKS - SOUTHERN U.S. - (0.35%)
  1,600     First Tennessee National Corp.                              (70,256)
                                                                    -----------



           REGISTERED INVESTMENT COMPANY - (3.50%)
  9,200     Financial Select Sector SPDR Fund                          (225,860)
  4,200     Regional Bank HOLDRs Trust                                 (469,224)
                                                                    -----------
                                                                       (695,084)
                                                                    -----------

           SUPER - REGIONAL BANKS - U.S. - (1.49%)
 15,200     Huntington Bancshares, Inc.                                (296,552)
                                                                    -----------

            TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS
            $1,921,468)                                             $(1,925,275)
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
CONTRACTS                                                           MARKET VALUE


          WRITTEN OPTIONS - (1.30%)
          WRITTEN CALL OPTIONS - (0.48%)
           COMMERCIAL BANKS - CENTRAL U.S. - (0.01%)
     32     Cullen/Frost Bankers, Inc., 07/19/03, $32.50            $    (2,240)
                                                                    -----------

           COMMERCIAL BANKS - EASTERN U.S. - (0.05%)
     48     Commerce Bancorp, Inc., 09/20/03, $40.00                     (6,720)
     18     M&T Bank Corp., 07/19/03, $85.00                             (2,970)
                                                                    -----------
                                                                         (9,690)
                                                                    -----------

           COMMERCIAL BANKS - SOUTHERN U.S. - (0.12%)
     53     First Tennessee National Corp., 08/16/03, $40.00            (24,380)
                                                                    -----------

           FINANCE - INVESTMENT BANKER / BROKER - (0.04%)
     16     Goldman Sachs Group, Inc., 07/19/03, $80.00                  (7,360)
                                                                    -----------

           FINANCE - MORTGAGE LOAN / BANKER - (0.05%)
     46     Freddie Mac, 07/19/03, $50.00                                (9,660)
                                                                    -----------

           SUPER - REGIONAL BANKS - U.S. - (0.21%)
     44     PNC Financial Services Group, 08/16/03, $45.00              (18,480)
     38     SunTrust Banks, Inc., 07/19/03, $55.00                      (17,860)
     49     SunTrust Banks, Inc., 07/19/03, $60.00                       (3,675)
      9     U.S. Bancorp, 07/19/03, $22.50                               (1,935)
                                                                    -----------
                                                                        (41,950)
                                                                    -----------

             TOTAL WRITTEN CALL OPTIONS (PREMIUMS $87,150)          $   (95,280)
                                                                    ============

          WRITTEN PUT OPTIONS - (0.82%)
           FIDUCIARY BANKS - (0.03%)
     50     Mellon Financial Corp., 01/17/04, $25.00                     (6,500)
                                                                    -----------

           FINANCE - CREDIT CARD - (0.08%)
     50     Capital One Financial Corp., 07/19/03, $45.00                (4,000)
     49     Capital One Financial Corp., 08/16/03, $42.50                (5,880)
     69     Capital One Financial Corp., 09/20/03, $35.00                (5,520)
                                                                    -----------
                                                                        (15,400)

           FINANCE - INVESTMENT BANKER / BROKER - (0.14%)
     32     Bear Stearns Companies, Inc., 07/19/03, $75.00              (12,160)
     48     Citigroup, Inc., 08/16/03, $42.50                            (7,680)
     56     Citigroup, Inc., 09/20/03, $40.00                            (6,720)
     39     Lehman Brothers Holdings, Inc., 07/19/03, $60.00             (1,365)
                                                                    -----------
                                                                        (27,925)
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------
                                                                   JUNE 30, 2003
CONTRACTS                                                           MARKET VALUE

           WRITTEN OPTIONS (CONTINUED)
           FINANCE - MORTGAGE LOAN / BANKER - (0.04%)
     74     Countrywide Financial Corp., 07/19/03, $65.00           $    (7,400)
                                                                    -----------

           MULTI - LINE INSURANCE - (0.07%)
     75     Allstate Corp., 10/18/03, $32.50                             (7,500)
     67     SAFECO Corp., 08/16/03, $35.00                               (7,705)
                                                                    -----------
                                                                        (15,205)

           PROPERTY / CASUALTY INSURANCE - (0.17%)
     82     Chubb Corp., 10/18/03, $60.00                               (33,620)
                                                                    -----------

           S & L THRIFTS - WESTERN U.S. - (0.01%)
     62     Washington Mutual, Inc., 07/19/03, $37.50                    (1,240)
                                                                    -----------

           SUPER - REGIONAL BANKS - U.S. - (0.28%)
     34     Bank of America Corp., 07/19/03, $70.00                        (680)
     27     Comerica, Inc., 7/19/03, $45.00                              (2,025)
     98     KeyCorp, 12/20/03, $25.00                                   (17,150)
     44     PNC Financial Services Group, 08/16/03, $45.00               (2,640)
     54     Wachovia Corp., 07/19/03, $42.50                            (14,310)
     55     Wachovia Corp., 10/18/03, $42.50                            (19,800)
                                                                    -----------
                                                                        (56,605)

            TOTAL WRITTEN PUT OPTIONS (PREMIUMS $169,166)           $  (163,895)
                                                                    ===========

            TOTAL WRITTEN OPTIONS (PREMIUMS $256,316)               $  (259,175)
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

RESULTS OF SPECIAL MEETING OF MEMBERS (UNAUDITED)
--------------------------------------------------------------------------------

The Company held a Special Meeting of the Members on April 25, 2003. At this meeting, Members voted to approve a new Advisory Agreement between the Company and the Adviser. The Members also elected each of the nominees proposed for election to the Fund's Board of Managers. The following provides information concerning the matters voted on at the meeting:

I.  PROPOSAL TO APPROVE THE NEW ADVISORY AGREEMENT BETWEEN THE FUND AND THE
    ADVISER


         VOTES FOR     VOTES AGAINST    VOTES WITHHELD   NON-VOTING INTERESTS  INTERESTS OF RECORD
        $11,159,609      $356,175             $0             $10,311,094           $21,826,878


II. ELECTION OF MANAGERS OF THE COMPANY


                                                               VOTES         VOTES            NON-VOTING        INTERESTS OF
                NOMINEE                    VOTES FOR          AGAINST       WITHHELD          INTERESTS            RECORD
        Jesse H. Ausubel                  $11,416,444            $0          $99,340         $10,311,094        $21,826,878
        Charles F. Barber*                $11,416,444            $0          $99,340         $10,311,094        $21,826,878
        Paul Belica                       $11,416,444            $0          $99,340         $10,311,094        $21,826,878
        James E. Buck                     $11,416,444            $0          $99,340         $10,311,094        $21,826,878
        Luis Rubio                        $11,416,444            $0          $99,340         $10,311,094        $21,826,878
        Janet L. Schinderman              $11,416,444            $0          $99,340         $10,311,094        $21,826,878
        Howard M. Singer                  $11,416,444            $0          $99,340         $10,311,094        $21,826,878


*Resigned as Manager of Company effective June 30, 2003.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)       Advantage Advisers Wynstone Fund, LLC
              ------------------------------------------------------------
By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------
                           Howard Singer
                           (principal executive officer)

Date                       AUGUST 14, 2003
         ----------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Howard Singer
                         -------------------------------------------------
                           Howard Singer
                           (principal executive officer)

Date                       AUGUST 14, 2003
         ----------------------------------------------------------


By (Signature and Title)*  /s/ Alan Kaye
                         -------------------------------------------------
                           Alan Kaye
                           (principal financial officer)

Date                       AUGUST 14, 2003
         ----------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.